Organization of The Company and Significant Accounting Policies: Property and Equipment, Policy: Property and Equipment, Schedule of Useful Lives (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Property and Equipment, Schedule of Useful Lives
Computer Software	3 years
Computer Equipment	5 years
Office furniture and equipment	7 years